FAIR VALUE MEASUREMENTS (DETAILS)	Sep. 30, 2015 shares
Quoted Prices In Active Markets for Identical Assets (Level 1)
Warrant derivatives Quoted Prices	0
Variable conversion features convertible debt derivatives Quoted Prices	0
Total Warrant derivatives Quoted Prices	0
Significant Other Observable Inputs (Level 2)
Warrant derivatives Significant Other Observable	0
Variable conversion features convertible debt derivatives Significant Other Observable	0
Total Warrant derivatives Significant Other Observable	0
Significant Unobservable Inputs (Level 3)
Warrant derivatives Significant Unobservable	249,574
Variable conversion features convertible debt derivatives Significant Unobservable	3,245,974
Total Warrant derivatives Significant Unobservable	3,495,548
Total Carrying Value as of September 30,2015
Warrant derivatives Total Carrying Value	249,574
Variable conversion features convertible debt derivatives Total Carrying Value	3,245,974
Total Warrant derivatives Total Carrying Value	3,495,548